Average Annual Total Returns	12 Months Ended										60 Months Ended	87 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Upright Assets Allocation Plus Fund
Prospectus [Line Items]
Average Annual Return, Percent	25.67%										14.64%	5.17%
Upright Assets Allocation Plus Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.67%										14.40%	5.02%
Upright Assets Allocation Plus Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.20%										11.68%	4.00%
Upright Assets Allocation Plus Fund | Dow Jones Moderate US
Prospectus [Line Items]
Average Annual Return, Percent	11.35%										6.94%	7.40%
Upright Assets Allocation Plus Fund | Bloomberg Barclays
Prospectus [Line Items]
Average Annual Return, Percent	1.18%										(0.21%)	1.15%
Upright Assets Allocation Plus Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	25.02%										14.51%	14.17%
Upright Assets Allocation Plus Fund | Upright Assets Allocation Plus Fund
Prospectus [Line Items]
Average Annual Return, Percent	25.67%	24.63%	(41.03%)	48.33%	44.51%	0.14%	(26.93%)	(0.50%)
Upright Growth & Income Fund
Prospectus [Line Items]
Average Annual Return, Percent	47.53%										21.44%	10.35%
Upright Growth & Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	47.53%										21.17%	10.06%
Upright Growth & Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	28.14%										17.44%	8.20%
Upright Growth & Income Fund | Dow Jones Moderate US
Prospectus [Line Items]
Average Annual Return, Percent	23.64%										13.74%	13.38%
Upright Growth & Income Fund | Bloomberg Barclays
Prospectus [Line Items]
Average Annual Return, Percent	1.18%										(0.21%)	1.15%
Upright Growth & Income Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	25.02%										14.51%	14.17%
Upright Growth & Income Fund | Upright Growth & Income Fund
Prospectus [Line Items]
Average Annual Return, Percent	47.53%	32.49%	(41.88%)	57.51%	47.88%	0.40%	(22.66%)	(0.70%)
Upright Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent	30.23%										21.76%		2.88%
Upright Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	30.23%										20.69%		1.72%
Upright Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	17.90%										17.49%		1.95%
Upright Growth Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	25.02%										14.51%		13.09%
Upright Growth Fund | Upright Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent	30.23%	14.92%	(45.57%)	57.60%	108.70%	7.48%	(47.93%)	17.20%	3.72%	4.00%